Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

20Trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Trade payables	4,454	6,715
Accrued expenses	10,500	26,358
Amounts due to related parties	—	—
Social security and other taxes	857	7,145
Outstanding defined contribution pension costs	220	9
	16,031	40,227

Amounts falling due after more than one year:

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Deferred fees and charges	4,153	5,975

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 26 Financial risk management and impairment of financial assets.